File No. 333-101231

File No. 811-21254

Filed with the Securities and Exchange Commission on March 23, 2022

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 24

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 25

WOODMENLIFE VARIABLE ANNUITY ACCOUNT

(Exact Name of Registrant)

WOODMEN OF THE WORLD LIFE INSURANCE SOCIETY

(Name of Depositor)

1700 Farnam St.

Omaha, NE 68102

(Address of the Depositor’s Principal Executive Office)

1-877-664-3332

(Depositor’s Telephone Number, including Area Code)

Lynn L. Espeland, Esq.

1700 Farnam St.

Omaha, Nebraska 68102

402-271-7223

(Name and Address of Agent for Service of Process)

Copy to:

Mary Jane Wilson-Bilik, Esq.

Ronald Coenen Jr., Esq.

Eversheds Sutherland (US) LLP

700 Sixth St., NW, Suite 700

Washington, DC 20001-3980

202-383-0660

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485

☐	on (date) pursuant to paragraph (a) (1) of Rule 485 under the Securities Act

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment is being filed pursuant to rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, for the sole purpose of delaying the effective date of Post-Effective Amendment No. 23 (“Amendment No. 23”) to Registration Statement File No. 333-101231 filed pursuant to rule 485(a) under the Securities Act of 1933, as amended, on January 24, 2022. Parts A, B and C were filed in Amendment No.  23 and are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, WoodmenLife Variable Annuity Account, has caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Cityof Omaha, State of Nebraska, on this 23rd day of March, 2022.

WoodmenLife Variable Annuity Account (Registrant)

By:	Woodmen of the World Life Insurance Society
(Depositor, on behalf of itself and Registrant)

By:	/s/ Denise M. McCauley
Denise M. McCauley
Director, Executive Vice President, Chief Operating Officer & Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in thecapacities with the Depositor and on the dates indicated:

Signature	Title	Date

*
Daryl J. Doise	Director	March 23, 2022

*
Dr. James W. Bosler III	Director	March 23, 2022

*
Dr. James W. Shaver	Director	March 23, 2022

*
Michael C. Shealy	Director	March 23, 2022

*
Danny E. Cummins	Director	March 23, 2022

*
Dwayne H. Tucker	Director	March 23, 2022

*
Robert T. Maher	Director	March 23, 2022

*
Cathryn B. Mobley	Director	March 23, 2022

*
J. Patrick Caldwell	Director	March 23, 2022

*
Patrick L. Dees	Director, President & CEO & Chairman of the Board (principal executive officer)	March 23, 2022

/s/ Denise M. McCauley
Denise M. McCauley	Director, Executive Vice President, Chief Operating Officer & Secretary	March 23, 2022

*
Jon R. Aerni	Director, Executive Vice President, Chief Financial Officer (principal financial officer)	March 23, 2022

*
S. Kyle McMahan	Director, Executive Vice President, Chief Marketing Officer	March 23, 2022

*
Annette M. Devine	Vice President, Accounting Services (principal accounting officer)	March 23, 2022

*By:	/s/ Denise M. McCauley
Denise M. McCauley
Pursuant to Powers of Attorney